Taxes Other Than Income Taxes	12 Months Ended
Dec. 31, 2019
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Taxes Other Than Income Taxes
9	TAXES OTHER THAN INCOME TAXES

	2019	2018	2017
	RMB	RMB	RMB
Consumption tax	164,973	152,494	144,973
Resource tax	24,388	24,339	18,000
Crude oil special gain levy	771	4,750	—
Other	38,304	39,094	37,731

	228,436	220,677	200,704